Income Taxes - Reconciliation of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Net loss before taxes	$ (23,253)	$ (139,008)	$ (52,031)	$ (23,380)
U.K. statutory tax rate (percentage)	19.00%	19.00%	19.00%	19.50%
Income tax benefit at U.K. statutory tax rate	$ (4,423)	$ (26,411)	$ (9,886)	$ (4,559)
Tax incentives / credits	(3,234)	(16,312)	(7,296)	(3,702)
Non-deductible expenses	127	4,048	1,553	609
Adjustments in respect of prior years	265	96	(13)	13
Operating losses	3,605	21,643	7,317	3,754
Tax on property, plant, equipment and intangibles	140	267	233	113
Other, net	915	1,510	812	119
Total income tax benefit	(2,605)	(15,159)	(7,280)	(3,653)
Current income tax benefit	(2,605)	(14,749)	(7,280)	(3,653)
Deferred income tax benefit	$ 0	$ (410)	$ 0	$ 0
Effective rate of income tax (percentage)	11.20%	10.90%	14.00%	15.60%